Document And Entity Information (USD $)	3 Months Ended
	Jun. 30, 2011	Jul. 22, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	James River Coal CO
Document Type	S-4
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		35,598,065
Entity Public Float	$ 316,862,000
Amendment Flag	false
Entity Central Index Key	0001297720
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011

Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 204,683,000	$ 180,376,000
Trade receivables	138,032,000	59,970,000
Inventories:
Coal	48,600,000	23,305,000
Materials and supplies	17,754,000	13,690,000
Total inventories	66,354,000	36,995,000
Prepaid royalties	6,387,000	6,039,000
Other current assets	14,313,000	5,991,000
Total current assets	429,769,000	289,371,000
Property, plant, and equipment, net	889,982,000	385,652,000
Goodwill	26,492,000	26,492,000
Restricted cash and short term investments (note 1)	29,510,000	23,500,000
Other assets	52,370,000	59,554,000
Total assets	1,428,123,000	784,569,000
Current liabilities:
Accounts payable	126,214,000	57,300,000
Accrued salaries, wages, and employee benefits	13,473,000	7,744,000
Workers' compensation benefits	9,000,000	9,000,000
Black lung benefits	2,282,000	2,282,000
Accrued taxes	8,401,000	4,924,000
Other current liabilities	22,476,000	16,496,000
Total current liabilities	181,846,000	97,746,000
Long-term debt, less current maturities	575,205,000	284,022,000
Other liabilities:
Noncurrent portion of workers' compensation benefits	57,881,000	55,944,000
Noncurrent portion of black lung benefits	45,040,000	43,443,000
Pension obligations	10,602,000	11,968,000
Asset retirement obligations	96,776,000	43,398,000
Other	7,298,000	665,000
Total other liabilities	217,597,000	155,418,000
Total liabilities	974,648,000	537,186,000
Commitments and contingencies (note 6)
Shareholders' equity:
Preferred stock, $1.00 par value. Authorized 10,000,000 shares	0	0
Common stock, $.01 par value. Authorized 100,000,000 shares; issued and outstanding 35,598,065 and 27,779,351 shares as of June 30, 2011 and December 31, 2010	356,000	278,000
Paid-in-capital	537,211,000	324,705,000
Accumulated deficit	(65,408,000)	(58,593,000)
Accumulated other comprehensive loss	(18,684,000)	(19,007,000)
Total shareholders' equity	453,475,000	247,383,000
Total liabilities and shareholders' equity	$ 1,428,123,000	$ 784,569,000

Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Preferred stock par value (in Dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	35,598,065	27,779,351
Common stock shares outstanding	35,598,065	35,426,851

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues
Coal sales revenue	$ 328,182	$ 182,550	$ 492,037	$ 366,569
Freight and handling revenue	23,855	495	24,582	1,077
Total revenue	352,037	183,045	516,619	367,646
Cost of sales:
Cost of coal sold	264,108	128,243	396,927	256,978
Freight and handling costs	23,855	495	24,582	1,077
Depreciation, depletion and amortization	28,210	16,209	44,245	32,567
Total cost of sales	316,173	144,947	465,754	290,622
Gross profit	35,864	38,098	50,865	77,024
Selling, general and administrative expenses	14,811	9,823	24,181	19,142
Acquisition costs (note 2)	3,859		8,504
Total operating income	17,194	28,275	18,180	57,882
Interest expense	15,607	7,455	23,458	14,836
Interest income	(128)	(12)	(183)	(16)
Charges associated with repayment of debt	740		740
Miscellaneous (income) expense, net	(181)	238	(302)	196
Total other expense, net	16,038	7,681	23,713	15,016
Income before income taxes	1,156	20,594	(5,533)	42,866
Income tax expense	367	744	1,282	(229)
Net income	$ 789	$ 19,850	$ (6,815)	$ 43,095
Earnings per common share (note 7)
Basic earnings per common share (in Dollars per share)	$ 0.02	$ 0.72	$ (0.22)	$ 1.56
Diluted earnings per common share (in Dollars per share)	$ 0.02	$ 0.71	$ (0.22)	$ 1.56

Condensed Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (Loss) (unaudited) (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2009	$ 275	$ 320,079	$ (136,758)	$ (13,254)	$ 170,342
Balances (in Shares) at Dec. 31, 2009	27,545
Net Income (Loss)			78,165		78,165
Amortization of pension actuarial amount				783	783
Amortization of black lung actuarial amount				412	412
Black lung obligation adjustment				(10,320)	(10,320)
Pension liability adjustment				(168)	(168)
Tax impact of adjustments to accumulated other comprehensive loss				3,540	3,540
Comprehensive income (loss)					72,412
Issuance of restricted stock awards, net of forfeitures	3	(3)
Issuance of restricted stock awards, net of forfeitures (in Shares)	284
Repurchase of shares for tax withholding		(844)			(844)
Repurchase of shares for tax withholding (in Shares)	(55)
Exercise of stock options		73			73
Exercise of stock options (in Shares)	5
Stock based compensation		5,400			5,400
Balances at Dec. 31, 2010	278	324,705	(58,593)	(19,007)	247,383
Balances (in Shares) at Dec. 31, 2010	27,779
Net Income (Loss)			(6,815)		(6,815)
Amortization of pension actuarial amount				395	395
Amortization of black lung actuarial amount				284	284
Tax impact of adjustments to accumulated other comprehensive loss				(356)	(356)
Comprehensive income (loss)					(6,492)
Issuance of common stock, net of offering costs of $9,171	76	170,469			170,545
Issuance of common stock, net of offering costs of $9,171 (in Shares)	7,648
Equity component of convertible debt offering, net of offering costs of $2,117 and deferred taxes of $25,974		40,627			40,627
Issuance of restricted stock awards, net of forfeitures	2	(2)
Issuance of restricted stock awards, net of forfeitures (in Shares)	230
Repurchase of shares for tax withholding		(1,236)			(1,236)
Repurchase of shares for tax withholding (in Shares)	(59)
Stock based compensation		2,648			2,648
Balances at Jun. 30, 2011	$ 356	$ 537,211	$ (65,408)	$ (18,684)	$ 453,475
Balances (in Shares) at Jun. 30, 2011	35,598

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (6,815)	$ 43,095
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion, and amortization	44,245	32,567
Accretion of asset retirement obligations	1,975	1,642
Amortization of debt discount and issue costs	6,383	3,935
Stock-based compensation	2,648	2,870
Deferred income tax expense	2,236
Loss on sale or disposal of property, plant and equipment		318
Write-off of deferred financing costs	740
Changes in operating assets and liabilities:
Receivables	38,568	(15,588)
Inventories	(10,156)	4,538
Prepaid royalties and other current assets	(878)	991
Restricted cash	(6,010)	47,042
Other assets	(4,991)	(830)
Accounts payable	12,512	(7,061)
Accrued salaries, wages, and employee benefits	1,369	3,507
Accrued taxes	(21)	1,004
Other current liabilities	4,339	(1,126)
Workers' compensation benefits	1,937	1,505
Black lung benefits	1,881	1,823
Pension obligations	(971)	(1,949)
Asset retirement obligations	(2,123)	(461)
Other liabilities	(70)	11
Net cash provided by operating activities	86,798	117,833
Cash flows from investing activities:
Additions to property, plant, and equipment	(58,306)	(34,113)
Payment for acquisition, net of cash acquired	(515,962)
Net cash used in investing activities	(574,268)	(34,113)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	505,000
Repayment of long-term debt	(150,000)
Net proceeds from issuance of common stock	170,545
Debt issuance costs	(13,768)	(1,346)
Net cash provided by (used in) financing activities	511,777	(1,346)
Increase in cash	24,307	82,374
Cash and cash equivalents at beginning of period	180,376	107,931
Cash and cash equivalents at end of period	$ 204,683	$ 190,305

Note 1. Summary of Significant Accounting Policies and Other Information	6 Months Ended
Jun. 30, 2011
Significant Accounting Policies [Text Block]
(1)	Summary of Significant Accounting Policies and Other Information

Description of Business and Principles of Consolidation

James River Coal Company and its wholly owned subsidiaries (collectively the Company) mine, process and sell thermal and metallurgical coal through eight active mining complexes located throughout eastern Kentucky, southern West Virginia and southern Indiana.  Substantially all coal sales and account receivables relate to the utility industry, steel industry and industrial markets.

The interim condensed consolidated financial statements of the Company presented in this report are unaudited. All significant intercompany balances and transactions have been eliminated in consolidation. The results of operations for any interim period are not necessarily indicative of the results to be expected for the full year. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto for the year ended December 31, 2010. The balances presented as of or for the year ended December 31, 2010 are derived from the Company’s audited consolidated financial statements.

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in order to prepare these consolidated financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP). Significant estimates made by management include the allocation of the purchase price in the IRP Acquisition (note 2) to acquired assets and liabilities, the valuation allowance for deferred tax assets, asset retirement obligations and amounts accrued related to the Company’s workers’ compensation, black lung, pension and health claim obligations. Actual results could differ from these estimates.  In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of normal recurring accruals, which are necessary to present fairly the consolidated financial position of the Company and the consolidated results of its operations and cash flows for all periods presented.

Cash and Cash Equivalents and Restricted Cash and Short Term Investments

Cash and cash equivalents are stated at cost. Cash equivalents consist of highly-liquid investments with an original maturity of three months or less when purchased.

Restricted cash is stated at cost.  Restricted cash and short term investments consists of cash, cash equivalents and investments in bonds and certificate of deposits.  The Company intends to hold all investments held as restricted cash until maturity.  The restricted cash and short term investments are maintained in collateral accounts which provide the Company additional capacity under the Revolver to support it outstanding letters of credit (note 4) and to support the issuance of surety bonds.

Revenue Recognition

Revenues include sales to customers of Company-produced coal and coal purchased from third parties. The Company recognizes revenue from the sale of Company-produced coal and coal purchased from third parties at the time delivery occurs and risk of loss passes to the customer, which is either upon shipment or upon customer receipt of coal based on contractual terms. Also, the sales price must be determinable and collection reasonably assured.

Freight and handling revenue consists of shipping and handling costs invoiced to coal customers and paid to third-party carriers. These revenues are directly offset by Freight and handling costs.

Note 2. International Resource Partners Acquisition	6 Months Ended
Jun. 30, 2011
Significant Acquisitions and Disposals, Description
(2)	International Resource Partners Acquisition

On April 18, 2011, the Company completed the acquisition of International Resource Partners LP and its subsidiary companies (collectively IRP) for  $516.0 million in an all-cash transaction (the IRP Acquisition).  The base purchase price of  $475.0 million was increased by the cash acquired and any working capital (as defined in the agreement) that exceeded  $18.5 million.  IRP did not have any debt at the time of the closing of the IRP Acquisition.   The IRP Acquisition will be treated as a purchase of assets for tax purposes.

Prior to the acquisition, IRP was a privately held fully integrated coal company focused on producing and marketing high quality metallurgical and steam coal in Central Appalachia. IRP produced and sold various grades of metallurgical and steam coal from underground and surface mining operations in southern West Virginia and eastern Kentucky. IRP’s customer base consisted of domestic steel and coke producers, international steel producers and domestic electric utilities. At the acquisition date, IRP operated nine mines, including five underground mines and four surface mines.

For the year ended December 31, 2010, IRP had revenues of  $490.3 million and income before taxes at the partnership level of  $51.3 million. IRP’s coal reserves and resources are located in West Virginia and Kentucky. As of the date of the IRP Acquisition, IRP controlled approximately 136 million tons of coal reserves and resources, consisting of approximately 61 million tons of metallurgical coal and an estimated 75 million tons of steam coal.  The coal reserves and resources acquired from IRP include 85.5 million of proven and probable reserves.  IRP leases a substantial portion of its coal reserves and resources from various third-party landowners.

The purchase price was allocated to the assets acquired and liabilities assumed based on estimated fair values of the assets acquired and liabilities assumed.  The purchase price allocation (net of cash acquired) was as follows (in thousands):

Trade and other accounts receivable	$116,630
Inventories	17,373
Other current assets	2,830
Property, Plant and Equipment	487,359
Other Noncurrent Assets	14,352
Total assets	638,544

Accounts payable, principally trade	56,402
Other current liabilities	8,619
Asset retirement obligations	50,858
Other noncurrent liabilities	6,703
Total liabilities	122,582
Net assets acquired, excluding cash	$515,962

The fair value of the assets and liabilities acquired including property, plant and equipment (including mineral rights) and identifiable intangible assets are preliminary pending completion of the final valuations of those assets and liabilities.

The following unaudited pro forma information has been prepared for illustrative purposes only.  The pro forma information assumes the IRP Acquisition and the financing transactions that were completed to affect the IRP Acquisition occurred on January 1, 2010.  The financing transactions include the issuance of the 2019 Senior Notes, the redemption of the 2012 Senior Notes, the issuance of the 2018 Convertible Notes and the amendments to the Revolving Credit Agreement (all as described in Note 4), as well as the equity issuance described in Note 5.  The unaudited pro forma results have been prepared based on estimates and assumptions that we believe are reasonable; however, they are not necessarily indicative of the consolidated results of operations had the IRP Acquisition and the related financing transaction occurred at the beginning of each of the periods presented or of future results of operations.

	Three months ended
	June 30, 2011	June 30, 2010
	(in thousands)
Total revenues
As reported	$352,037	183,045
Pro forma	406,681	333,468

Net income
As reported	789	19,850
Pro forma	11,678	30,671

	Six months ended
	June 30, 2011	June 30, 2010
	(in thousands)
Total revenues
As reported	$516,619	367,646
Pro forma	740,799	630,796

Net income (loss)
As reported	(6,815)	43,095
Pro forma	13,411	57,295

For the three and six months ended June 30, 2011, costs of  $3.9 million and  $8.5 million, respectively, were incurred related to the IRP Acquisition.  The acquisition costs include  $3.8 million of commitment fees associated with  $375.0 million of committed bridge financing (Bridge Commitment) that the Company secured to provide adequate liquidity to complete the IRP Acquisition in the event alternative financing could not be raised.  The Bridge Commitment expired, without any amounts being drawn, upon closing of the 2019 Senior Notes, the 2018 Convertible Senior Notes and the equity offerings (notes 4 and 5).

The amount of revenues and earnings attributable to IRP in the statements of operations for the three and six months ended June 30, 2011 are not readily determinable, due to the consolidation of IRP’s operations into the Company’s existing operations, fulfillment of historical sales contracts between operations and various intercompany transactions.

Note 3. Property, Plant and Equipment	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment Disclosure [Text Block]
(3)	Property, Plant and Equipment

Property, plant and equipment are as follows (in thousands):

	June 30, 2011	December 31, 2010
Property, plant, and equipment, at cost:
Land	$9,905	7,751
Mineral rights	617,262	231,681
Buildings, machinery and equipment	573,413	423,617
Mine development costs	51,100	48,301
Total property, plant, and equipment	1,251,680	711,350
Less accumulated depreciation, depletion, and amortization	361,698	325,698
Property, plant and equipment, net	$889,982	385,652

Note 4. Long Term Debt and Interest Expense	6 Months Ended
Jun. 30, 2011
Debt Disclosure [Text Block]
(4)         Long Term Debt and Interest Expense

Long-term debt is as follows (in thousands):

	June 30, 2011	December 31, 2010
2019 Senior Notes	$275,000	$-
2012 Senior Notes	-	150,000
2018 Convertible Senior Notes, net of discount	163,088	-
2015 Convertible Senior Notes, net of discount	137,117	134,022
Revolver	-	-
Total long-term debt	$575,205	$284,022

2019 Senior Notes

In the first quarter of 2011, the Company issued  $275.0 million of senior notes due on April 1, 2019 (the 2019 Senior Notes).  The 2019 Senior Notes are unsecured and accrue interest at 7.875% per annum.  Interest payments on the 2019 Senior Notes are required semi-annually.   The Company may redeem the 2019 Senior Notes, in whole or in part, at any time on or after April 1, 2015 at redemption prices ranging from 103.938% beginning April 1, 2015 to 100% beginning on April 1, 2017.  In addition, at any time prior to April 1, 2014, the Company may redeem up to 35% of the principal amount of the 2019 Senior Notes with the net cash proceeds of a public equity offering at a redemption price of 107.875%, plus accrued and unpaid interest to the redemption date.

The 2019 Senior Notes limit the Company’s ability, among other things, to pay cash dividends.  In addition, if a change of control occurs (as defined in the Indenture), each holder of the 2019 Senior Notes will have the right to require the Company to repurchase all or a part of the 2019 Senior Notes at a price equal to 101% of their principal amount, plus any accrued interest to the date of repurchase.

The Company incurred approximately  $6.7 million of costs in connection with the issuance of the 2019 Senior Notes.  The costs, net of amortization, are included in other assets on the accompanying balance sheets.

2012 Senior Notes and Redemption of 2012 Senior Notes

In the second quarter of 2011, the Company redeemed all  $150.0 million of its senior notes that were due on June 1, 2012 (the 2012 Senior Notes) at a redemption price of 100% of their face value.  The 2012 Senior Notes accrued interest at 9.375% per annum.  In connection with the redemption of the 2012 Senior Notes, the Company expensed  $0.7 million of unamortized financing costs which are included in charges associated with repayment of debt on the accompanying statements of operations.

2015 Convertible Senior Notes

In 2009, the Company issued  $172.5 million of 4.5% convertible senior notes due on December 1, 2015 (the 2015 Convertible Senior Notes).   The 2015 Convertible Senior Notes are shown net of a  $35.4 million and a  $38.5 million discount as of June 30, 2011 and December 31, 2010, respectively.  The discount on the 2015 Convertible Senior Notes relates to the  $44.8 million of the proceeds that were allocated to the equity component of the 2015 Convertible Senior Notes at issuance, resulting in an effective interest rate of 10.2%.  The 2015 Convertible Senior Notes are unsecured and are convertible under certain circumstances and during certain periods at an initial conversion rate of 38.7913 shares of the Company’s common stock per  $1,000 principal amount of the 2015 Convertible Senior Notes, representing an initial conversion price of approximately  $25.78 per share of the Company’s stock.  Interest on the 2015 Convertible Senior Notes is paid semi-annually.

None of the 2015 Convertible Senior Notes are currently eligible for conversion.  The 2015 Convertible Senior Notes are convertible at the option of the holders (with the length of time the 2015 Convertible Senior Notes are convertible being dependent upon the conversion trigger) upon the occurrence of any of the following events:

•	At any time from September 1, 2015 until December 1, 2015;

•
If the closing sale price of the Company’s common stock for each of 20 or more trading days in a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter exceeds 130% of the conversion price of the 2015 Convertible Senior Notes in effect on the last trading day of the immediately preceding calendar quarter;

•
If the trading price of the 2015 Convertible Senior Notes for each trading day during any five consecutive business day period, as determined following a request of a holder of Notes, was equal to or less than 97% of the “Conversion Value” of the 2015 Convertible Senior Notes on such trading day; or

•	If the Company elects to make certain distributions to the holders of its common stock or engage in certain corporate transactions.

2018 Convertible Senior Notes

In the first quarter of 2011, the Company issued  $230.0 million of 3.125% convertible senior notes due on March 15, 2018 (the 2018 Convertible Senior Notes).   The 2018 Convertible Senior Notes are shown net of a  $66.9 million discount as of June 30, 2011.  The discount on the 2018 Convertible Senior Notes relates to the  $68.7 million of the proceeds that were allocated to the equity component of the 2018 Convertible Senior Notes at issuance, resulting in an effective interest rate of 8.9%.  The equity component was recorded as an increase to shareholders’ equity, net of allocated issuance costs and deferred income taxes of  $2.1 million and  $26.0 million, respectively.  The 2018 Convertible Senior Notes are unsecured and are convertible under certain circumstances and during certain periods at an initial conversion rate of 32.7332 shares of the Company’s common stock per  $1,000 principal amount of 2018 Convertible Senior Notes, representing an initial conversion price of approximately  $30.55 per share of the Company’s stock.  Interest payments on the 2018 Convertible Senior Notes are required semi-annually.

None of the 2018 Convertible Senior Notes are currently eligible for conversion.  The 2018 Convertible Senior Notes are convertible at the option of the holders (with the length of time the 2018 Convertible Senior Notes are convertible being dependent upon the conversion trigger) upon the occurrence of any of the following events:

•	At any time from December 15, 2017 until March 15, 2018;

•
If the closing sale price of the Company’s common stock for each of 20 or more trading days in a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter exceeds 130% of the conversion price of the 2018 Convertible Senior Notes in effect on the last trading day of the immediately preceding calendar quarter;

•
If the trading price of the 2018 Convertible Senior Notes for each trading day during any five consecutive business day period, as determined following a request of a holder of 2018 Convertible Senior Notes, was equal to or less than 97% of the “Conversion Value” of the Notes on such trading day; or

•	If the Company elects to make certain distributions to the holders of its common stock or engage in certain corporate transactions.

The Company incurred approximately  $7.1 million of costs in connection with the issuance of the 2018 Convertible Senior Notes issuance, including  $2.1 million which was allocated to the equity portion of the transaction.   The costs allocated to the debt portion of the transaction, net of amortization, are included in other assets on the accompanying balance sheets.

Revolving Credit Agreement

In 2011, the Company entered into two agreements each of which amended and restated its existing Revolving Credit Agreement and resulted in an increase to the maximum availability under the Revolver to  $100.0 million (as amended and restated the Revolving Credit Agreement is referred to as the Revolver).  The following is a summary of the significant terms of the Revolver.

Maturity	June 30, 2015
Interest Rate	Company’s option of Base Rate (a) plus 2.25% or LIBOR plus 3.25% per annum.
Maximum Availability	Lesser of $100.0 million or the borrowing base(b)
Periodic Principal Payments	None

(a)	Base rate is the higher of (1) the Federal Fund Rate plus 0.5%, (2) the prime rate and (3) a three month LIBOR rate plus a percentage as defined in the agreement.
(b)
The Revolver’s borrowing base is based on the sum of 90% of the Company’s eligible accounts receivable plus 65% of the eligible inventory (not to exceed  $40.0 million) less reserves from time to time set by the administrative agent.  The eligible accounts receivable and inventories are further adjusted as specified in the Revolver and the eligible inventory currently excludes certain inventories of our subsidiaries in West Virginia.  The Company’s borrowing base can also be increased by 95% of any cash collateral that the Company maintains in a cash collateral account.

The Revolver provides that the Company can use the Revolver availability to issue letters of credit. The Revolver provides for a 3.5% fee on any outstanding letters of credit issued under the Revolver and a 0.5% fee on the unused portion of the Revolver. The Revolver requires certain mandatory prepayments from certain asset sales, incurrence of indebtedness and excess cash flow. The Revolver includes financial covenants that require the Company to maintain a minimum Fixed Charge Coverage Ratio and limit capital expenditures, each as defined by the agreement. The minimum Fixed Charge Coverage Ratio is only applicable if the sum of the Company’s unrestricted cash plus the availability under the Revolver falls below  $35.0 million and would remain in effect until the sum of the Company’s unrestricted cash plus the availability under the Revolver exceeds  $35.0 million for 90 consecutive days. The limit on capital expenditures is only applicable if the Company’s unrestricted cash plus the availability under the Revolver falls below  $50.0 million for a period of 5 consecutive days and would remain in effect until the Company’s unrestricted cash plus the availability under the Revolver exceeds  $50.0 million for 90 consecutive days.

As of June 30, 2011, the Company had used  $63.6 million of the  $88.6 million then available under the Revolver to secure outstanding letters of credits.   As of June 30, 2011, the Company had  $21.0 million of cash in a restricted cash collateral account to ensure that the Company has adequate capacity under the Revolver to support its outstanding letters of credit.

The Company incurred approximately  $1.8 million of costs in connection with the amendments and restatements to the Revolver in 2011.   The costs, net of amortization, are included in other assets on the accompanying balance sheets.

Interest Expense and Other

During the three and six months ended June 30, 2011, the Company paid approximately  $10.9 million of interest.  The Company paid  $11.1 million of interest during the three and six months ended June 30, 2010.

The Company was in compliance with all of the financial covenants under its outstanding debt instruments as of June 30, 2011.

The proceeds from the equity offering (note 5), the issuance of the 2019 Senior Notes and the issuance of the 2018 Convertible Senior Notes were used to fund the IRP Acquisition (note 2), repay the outstanding 2012 Senior Notes, and the remainder is available for general working capital purposes.

Note 5. Equity	6 Months Ended
Jun. 30, 2011
Stockholders' Equity Note Disclosure [Text Block]
(5)	Equity

Equity Issuance

In the first quarter of 2011, the Company received proceeds of approximately  $170.5 million, net of offering costs, through the issuance of approximately 7.6 million shares of common stock.

Equity Based Compensation

The following table highlights the expense related to share-based payment for the periods ended June 30 (in thousands):

	Three months ended		Six months ended
	June 30,		June 30,
	2011	2010	2011	2010
Restricted stock	$1,394	$1,376	$2,492	2,724
Stock options	76	74	156	146
Stock based compensation	$1,470	$1,450	$2,648	2,870

The following is a summary of activity related to restricted stock and stock option awards for the six months ended June 30, 2011:

	Restricted Stock		Stock Options
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Exercise
	Shares	at Issue	Shares	Price
December 31, 2010	842,886	$19.30	291,000	$16.42
Granted	229,636	22.31	20,000	22.31
Exercised/Vested	(174,496)	24.75	-	-
Canceled	-	-	-	-
June 30, 2011	898,026	19.01	311,000	16.80

Note 6. Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Text Block]
(6)	Commitments and Contingencies

The Company has established irrevocable letters of credit totaling  $63.6 million as of June 30, 2011 to guarantee performance under certain contractual arrangements.  The letters of credit have been issued under the Revolver (note 4).

The Company is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.

Note 7. Earnings (Loss) per Share	6 Months Ended
Jun. 30, 2011
Earnings Per Share [Text Block]
(7)	Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is calculated based on the weighted average number of common shares outstanding during the period and, when dilutive, potential common shares from the exercise of stock options and restricted common stock subject to continuing vesting requirements, pursuant to the treasury stock method.

The following table provides a reconciliation of the number of shares used to calculate basic and diluted earnings (loss) per share (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Basic earnings (loss) per common share:
Net income (loss)	$789	$19,850	$(6,815)	$43,095
Income allocated to participating securities	(21)	(632)	-	(1,249)
Net income (loss) available to common shareholders	$768	$19,218	$(6,815)	41,846

Weighted average number of common and common equivalent shares outstanding:
Basic number of common shares outstanding	34,630	26,862	30,931	26,845
Dilutive effect of unvested restricted stock (participating securities)	966	883	-	801
Dilutive effect of stock options	74	49	-	49
Diluted number of common shares and common equivalent shares outstanding	35,670	27,794	30,931	27,695

Basic earnings (loss) per common share	$0.02	$0.72	$(0.22)	$1.56

Diluted net income (loss) per common share:
Net income (loss)	$789	$19,850	$(6,815)	$43,095
Income (loss) allocated to participating securities	-	-	-	-
Net income (loss) available to potential common shareholders	$789	$19,850	$(6,815)	$43,095

Diluted earnings (loss) per common share	$0.02	$0.71	$(0.22)	$1.56

For periods in which there was a loss, the Company excludes from its diluted loss per common share calculation options to purchase shares and the unvested portion of time vested restricted shares, as inclusion of these securities would have reduced the net loss per common share.  The excluded instruments would have increased the diluted weighted average number of common and common equivalent shares outstanding by approximately 1.0 million for the six months ended June 30, 2011.  In addition, in periods of net losses, the Company has not allocated any portion of such losses to participating securities holders for its basic loss per common share calculation as such participating securities holders are not contractually obligated to fund such losses.

The Company’s 2015 and 2018 Convertible Senior Notes are convertible at the option of the holders upon the occurrence of certain events (note 4).  As of June 30, 2011, none of the convertible senior notes had reached the specified thresholds for conversion.

Note 8. Pension Expense	6 Months Ended
Jun. 30, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
(8)	Pension Expense

The Company has in place a defined benefit pension plan under which all benefits were frozen in 2007.  The components of net periodic benefit cost are as follows (amounts in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Interest cost	$911	940	1,821	1,880
Expected return on plan assets	(1,070)	(922)	(2,139)	(1,844)
Recognized net actuarial loss	197	196	395	392
Net periodic cost	$38	214	77	428

Note 9. Pneumoconiosis (Black Lung) Benefits	6 Months Ended
Jun. 30, 2011
Black Lung Benefits Text
(9)	Pneumoconiosis (Black Lung) Benefits

The components of net periodic benefit costs for black lung benefits are as follows (amounts in thousands):

	June 30,		June 30,
	2011	2010	2011	2010

Service Cost	$456	471	912	814
Interest cost	597	593	1,195	1,051
Amortization of actuarial losses	142	137	284	137
Net periodic benefit cost	$1,195	1,201	2,391	2,002

Note 10. Financial Instruments	6 Months Ended
Jun. 30, 2011
Fair Value Disclosures [Text Block]
(10)	Financial Instruments

The estimated fair value of financial instruments has been determined by the Company using available market information. As of June 30, 2011 and December 31, 2010, except for long-term debt obligations, the carrying amounts of all financial instruments approximate their fair values due to their short maturities.

The carrying values and fair values of our long-term debt are as follows (in thousands)

	June 30, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
2019 Senior Notes	$275,000	$272,250	-	-
2012 Senior Notes	-	-	150,000	153,000
2015 Convertible Senior Notes, (excludes discount )	172,500	190,871	172,500	210,880
2018 Convertible Senior Notes, (excludes discount)	230,000	222,364	-	-

The fair value of our senior notes and convertible senior notes are based on available market data at the date presented.  The carrying value of the convertible senior notes reflected in long-term debt in the table above reflects the full face amount and have been adjusted in the Consolidated Balance Sheets for a discount related to the convertible feature (note 4).

Note 11. Segment Information	6 Months Ended
Jun. 30, 2011
Segment Reporting Disclosure [Text Block]
(11)	Segment Information

The Company extracts, processes and markets steam and metallurgical coal from surface and deep mines for sale to electric utilities, steel and coke producers, and industrial customers. The Company has two segments based on the coal basins in which the Company operates. These basins are located in Central Appalachia (CAPP) and in the Midwest (Midwest). The Company’s CAPP operations, which include the assets acquired in the IRP Acquisition, are located in eastern Kentucky and southern West Virginia.  The Company’s Midwest operations are located in southern Indiana.  The Company manages its coal sales by coal basin, not by individual mine complex.  Mine operations are evaluated based on their per-ton operating costs. Operating segment results are shown below (in thousands).

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Total revenues
CAPP	$323,792	$153,560	$461,377	$309,124
Midwest	28,245	29,485	55,242	58,522
Corporate	-	-	-	-
Total	$352,037	$183,045	$516,619	$367,646

Depreciation, depletion and amortization
CAPP	$25,199	$13,467	$38,251	26,955
Midwest	2,998	2,727	5,967	5,582
Corporate	13	15	27	30
Total	$28,210	$16,209	$44,245	$32,567

Total operating income (loss)
CAPP	$27,082	$31,758	$38,725	$63,400
Midwest	467	1,619	(898)	4,656
Corporate	(10,355)	(5,102)	(19,647)	(10,174)
Total	$17,194	$28,275	$18,180	$57,882

Net earnings (loss) (1)
CAPP	$27,082	$31,758	$38,725	$63,400
Midwest	467	1,619	(898)	4,656
Corporate	(26,760)	(13,527)	(44,642)	(24,961)
Total	$789	$19,850	$(6,815)	$43,095

(1)  Income and expense items that are not included in operating income (loss) are not allocated to the segments.

	June 30,	December 31,
	2011	2010
Total Assets
CAPP	$1,251,589	$551,762
Midwest	117,231	114,939
Corporate	59,303	117,868
Total	$1,428,123	$784,569

Goodwill
CAPP	$-	-
Midwest	26,492	26,492
Corporate	-	-
Total	$26,492	26,492

(12) Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events [Text Block]
(12)	Subsequent Events

Payment of the principal and interest on the newly-issued 7.875% Senior Notes due 2019 which have been registered under the Securities Act of 1933 will be guaranteed by each of the Company’s subsidiaries.  The Company has no independent assets or operations (as defined in Rule 3-10(h)(5) of Regulation S-X) aside from those of its subsidiaries. The guarantees will be full and unconditional and joint and several obligations (as such terms are defined in Rule 3-10(h)(5) of Regulation S-X) issued by all of the Company’s subsidiaries. Accordingly, pursuant to Rule 3-10(f) of Regulation S-X, the Company has not provided separate financial information with respect to the Company’s subsidiaries.